Segment Information - Schedule of Reconciliation from Segments Operating Profit to Consolidated Profit Before Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information [Line Items]
Segments Operating Profit	€ 192,431	€ 162,225	€ 103,109
Finance income	25,050	21,709	14,926
Finance expense	29,840	18,808	21,848
Share of profit of an associate	0	547	92
Profit Before Tax	187,641	165,673	96,279
Inter-Segment Elimination
Segment Information [Line Items]
Segments Operating Profit	(31,433)	(9,730)	(16,127)
Total Segments | Operating Segments
Segment Information [Line Items]
Segments Operating Profit	€ 223,864	€ 171,955	€ 119,236